Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents:	$ 67,496	$ 156,848
Prepaid expenses	462,550
Total Current Assets	530,046	156,848
Deferred offering costs		168,152
Investments held in Trust Account	207,012,391
TOTAL ASSETS	207,542,437	325,000
CURRENT LIABILITIES
Accounts payable and accrued expenses	11,702,085	2,528
Accrued offering costs	118,569
Promissory note – related party	500,000	300,000
Total Current Liabilities	12,320,654	302,528
Warrant liabilities	15,885,000
TOTAL LIABILITIES	28,205,654	302,528
Commitments and Contingencies
Class A common stock subject to possible redemption 20,700,000 and no shares at redemption value as of December 31, 2021 and 2020, respectively	207,000,000
STOCKHOLDERS DEFICIT
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,175,000 shares issued and outstanding as of December 31, 2021 and 2020	518	518
Additional paid-in capital		24,482
Accumulated deficit	(27,663,735)	(2,528)
TOTAL STOCKHOLDERS DEFICIT	(27,663,217)	22,472
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	207,542,437	325,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Current assets
Cash and cash equivalents:	31,446,000	95,068,000
Prepaid expenses	2,331,000	2,031,000
Total Current Assets	33,777,000	97,099,000
Restricted cash	362,000	80,000
Property and equipment, net	23,399,000	16,279,000
Deferred offering costs	4,099,000	0
Other assets	1,420,000	370,000
TOTAL ASSETS	63,058,000	113,828,000
CURRENT LIABILITIES
Accounts payable	7,551,000	4,537,000
Accrued expenses	14,624,000	6,826,000
Convertible debt	31,691,000	0
Long-term debt, current portion	7,234,000	633,000
Deferred revenue	963,000	1,663,000
Other current liabilities	278,000	252,000
Total Current Liabilities	62,341,000	13,911,000
Warrant liabilities	2,105,000	125,000
Long-term debt, net of current portion	27,152,000	992,000
Convertible debt	0	17,273,000
Other liabilities	1,435,000	1,562,000
TOTAL LIABILITIES	93,033,000	33,863,000
REDEEMABLE CONVERTIBLE PREFERRED STOCK	218,790,000	218,787,000
STOCKHOLDERS DEFICIT
Common Stock	4,000	3,000
Additional paid-in capital	4,800,000	2,434,000
Accumulated deficit	(253,569,000)	(141,259,000)
TOTAL STOCKHOLDERS DEFICIT	(248,765,000)	(138,822,000)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 63,058,000	$ 113,828,000